The Company - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	May 04, 2013 Store State	Feb. 02, 2013 State Store	Nov. 07, 2012	Jan. 28, 2012	May 20, 2013 Subsequent Event [Member]	Nov. 01, 2012 Reorganization [Member]
Organization [Line Items]
Number of retail stores	70	71
Number of outlet stores	14	13
Number of states	29	28
Common stock outstanding	38,108,092	37,967,635		1,000		32,188,891
Common stock, shares issued	38,856,251	38,856,251	4,782,609	1,000	9,974,985
Common stock, per share			$ 24.00		$ 50.00
Common stock sold under initial public offering			381,723
Additional shares sold under initial public offering, over-allotment option			774,650
Common stock sold under follow-on offering					1,301,085